Offsets	May 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	TRINITY BIOTECH PLC
Form or Filing Type	F-1
File Number	333-292753
Initial Filing Date	Jan. 15, 2026
Fee Offset Claimed	$ 5,402.97
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,117,818,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 39,123,630.00
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	TRINITY BIOTECH PLC
Form or Filing Type	F-1
File Number	333-292753
Filing Date	Jan. 15, 2026
Fee Paid with Fee Offset Source	$ 5,402.97